The Group's maximum exposure to unconsolidated structured entities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of unconsolidated structured entities [line items]
Carrying amount	¥ 690,627	¥ 2,071,653
Asset management products | Group
Disclosure of unconsolidated structured entities [line items]
Size	594,058	1,329,453
Wealth management products | Related parties
Disclosure of unconsolidated structured entities [line items]
Carrying amount	690,627	2,070,977
The Group's maximum exposure	¥ 690,627	¥ 2,070,977